Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
2022	$ 0
2023	0
2024	631
2025	3,707
2026	4,448
2027 and thereafter	2,227
No expiration (Brazil)	14,866
Tax Loss Carryforwards	$ 25,879